K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 18, 2018
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of First Investors Equity Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Registrant on Form N-14 (the “Registration Statement”).  The Registration Statement includes, among other things, a Combined Proxy Statement and Prospectus, Statement of Additional Information and form of proxy card relating to the special meeting of shareholders (the “Special Meeting”) of the First Investors Balanced Income Fund, a series of First Investors Income Funds (the “Target Fund”).  The Special Meeting is being held to request shareholder approval of the reorganization of the Target Fund into the First Investors Total Return Fund, a series of the Registrant.
Pursuant to Rule 488 under the 1933 Act, it is proposed that the Registration Statement become effective on the 30th day after the date of this filing.
This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Registrant.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.